Shareholder Report, Line Graph (Details) 74200059300_Franklin Templeton SMACS Series EM_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Oct. 20, 2021	Aug. 31, 2026
Franklin Templeton SMACS: Series EM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Templeton SMACS: Series EM
Accumulated Value	$ 19,907	$ 11,983	$ 9,718	$ 9,964	$ 8,887	$ 8,281	$ 8,176	$ 7,708	$ 9,559	$ 10,000	$ 25,079
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 14,142	$ 10,974	$ 9,430	$ 9,395	$ 8,567	$ 8,165	$ 7,879	$ 8,064	$ 9,301	$ 10,000	$ 15,281